REDEEMABLE CONVERTIBLE PREFERRED STOCK - Redeemable Convertible Preferred Stock (Details) - USD ($)		8 Months Ended	12 Months Ended
	May 09, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Redeemable Convertible Preferred Stock
Par value per share				$ 0.0001
Shares Authorized				7,636,950
Stock-based compensation expense			$ 2,156,915	$ 4,712
Shares outstanding				7,314,578
Liquidation amount				$ 52,482,999
Stock-based compensation			$ 2,157,000	$ 4,712
PubCo Merger
Redeemable Convertible Preferred Stock
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)			11,300,000
Series B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Par value per share				$ 0.0001
Shares Authorized				7,610,700
Shares issued				7,288,333
Issuance of redeemable convertible preferred stock			161,112
Shares outstanding				7,288,333
Liquidation amount				$ 26,237,999
Series A Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Par value per share		$ 10	$ 10	$ 0.0001	$ 10
Shares Authorized				26,250	5,945
Shares issued				26,245
Stock-based compensation expense			$ 2,145,000	$ 0
Issuance of redeemable convertible preferred stock	10,029
Shares outstanding				26,245
Liquidation amount				$ 26,245,000
Stock-based compensation		$ 2,145,000
Series A and B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock shares outstanding		0	0